Consolidated Statement of Changes in Equity $ in Millions	CAD ($) shares	Attributable to equity holders of the Company CAD ($)	Common shares CAD ($) shares	Contributed surplus CAD ($)	Accumulated other comprehensive income CAD ($)	Retained earnings CAD ($)	Non-controlling interests CAD ($)
Number of shares (in shares) at Mar. 31, 2023 | shares			317,906,290
Balances, beginning of year at Mar. 31, 2023	$ 4,588.9	$ 4,507.7	$ 2,243.6	$ 42.1	$ 167.2	$ 2,054.8	$ 81.2
Net (loss) income	(296.3)	(304.0)				(304.0)	7.7
Other comprehensive (loss) income	(1.4)	(1.4)			(13.2)	11.8
Total comprehensive income (loss)	(297.7)	(305.4)			(13.2)	(292.2)	7.7
Exercise of stock options (in shares) | shares			405,943
Exercise of stock options	7.8	7.8	$ 9.3	(1.5)
Equity-settled share-based payments expense	14.8	14.8		14.8
Transactions with non-controlling interests	(11.2)						(11.2)
Number of shares (in shares) at Mar. 31, 2024 | shares			318,312,233
Balances, end of year at Mar. 31, 2024	4,302.6	4,224.9	$ 2,252.9	55.4	154.0	1,762.6	77.7
Net (loss) income	415.0	405.3				405.3	9.7
Other comprehensive (loss) income	191.8	187.9			227.8	(39.9)	3.9
Total comprehensive income (loss)	606.8	593.2			227.8	365.4	13.6
Exercise of stock options (in shares) | shares			2,763,675
Exercise of stock options	67.1	67.1	$ 79.0	(11.9)
Settlement of equity-settled awards (in shares) | shares			45,430
Settlement of equity-settled awards	$ 0.0	0.0	$ 1.3	(1.3)
Repurchase and cancellation of common shares (in shares) | shares	(856,230)		(856,230)
Repurchase and cancellation of common shares	$ (21.3)	(21.3)	$ (6.1)			(15.2)
Equity-settled share-based payments expense	27.6	27.6		27.6
Transactions with non-controlling interests	(6.8)						(6.8)
Number of shares (in shares) at Mar. 31, 2025 | shares			320,265,108
Balances, end of year at Mar. 31, 2025	$ 4,976.0	$ 4,891.5	$ 2,327.1	$ 69.8	$ 381.8	$ 2,112.8	$ 84.5